Equity (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended										12 Months Ended		0 Months Ended		1 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Jul. 31, 2012 ETP [Member]		Nov. 30, 2011 ETP [Member]		Apr. 30, 2011 ETP [Member]		Aug. 31, 2010 ETP [Member]		Jan. 31, 2010 ETP [Member]		Dec. 31, 2012 ETP [Member]	Dec. 31, 2012 ETP [Member] Distribution Reinvestment Plan [Member]	Mar. 31, 2012 Regency [Member]		Oct. 31, 2011 Regency [Member]		May 31, 2011 Regency [Member]		Aug. 31, 2010 Regency [Member]		Dec. 31, 2012 Regency [Member]	Dec. 31, 2012 Lone Star L.L.C. [Member] ETP [Member]	Sep. 30, 2011 Lone Star L.L.C. [Member] ETP [Member]	Dec. 31, 2012 Lone Star L.L.C. [Member] Regency [Member]	Sep. 30, 2011 Lone Star L.L.C. [Member] Regency [Member]	Dec. 31, 2012 Class F Units [Member]
Class F Units Issued in Holdco Transaction																														90,706,000
Common Units Issued Inconnection With The Equity Distribution Agreement																									691,129
Minimum beneficial percentage ownership, other than the Partnership's General Partner and its affiliates, no voting rights, not considered outstanding	20.00%
Limited Partners' Capital Account, Units Outstanding	279,955,608	222,972,708	222,941,172	222,898,248
Limited Partner interest in the Partnership, percentage	99.75%
Gain from subsidiary issuances of common units	$ 80	$ 153	$ 352
Common units issued through public offering					15,525,000	[1]	15,237,500	[1]	14,202,500	[1]	10,925,000	[1]	9,775,000	[1]			12,650,000	[1]	11,500,000	[1]	8,500,001	[1]	17,537,500	[1]
Value of units issued during period through DRIP																43
Units issued during period through DRIP																1,038,825
Proceeds from issuance of common units					671	[2],[3]	660	[2],[3]	695	[2]	489	[2],[3]	424	[2],[3]			297	[2],[3]	232	[2],[3]	204	[2],[3]	400	[2],[3]
Equity Distribution Agreement, maximum aggregate value of common units sold															200										200
Subsidiary Interest in Joint Venture																										70.00%	70.00%	30.00%	30.00%
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement																									$ 15

[1]	Number of Common Units includes the exercise of the overallotment options by the underwriters.
[2]	Proceeds were used to fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
[3]	Proceeds were used to repay amounts outstanding under the ETP Credit Facility.